Principal Activities and Reorganization - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 17, 2020
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 12, 2016
Aoyan
Principal Activities And Reorganization [Line Items]
Percentage of equity interest acquired				100.00%
Variable Interest Entity Primary Beneficiary
Principal Activities And Reorganization [Line Items]
Inter-company revenues		¥ 11,665	¥ 2,730
Proceeds from advances from consolidated entities	¥ 129,664	303,913	11,680
Repayment of advances to consolidated entities	36,664	¥ 303,913	¥ 11,680
Amount due to related party debt	¥ 93,000
Technology Consulting and Service Agreement
Principal Activities And Reorganization [Line Items]
Term of agreement termination notice period	30 days
Effective Period of Agreement	10 years